Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 226,720	$ 204,120	$ 227,144
Policy loans	(60,010)	(81,617)	(86,571)
Policy loan repayments and interest	120,571	224,491	125,371
Surrenders, withdrawals and death benefits	(348,768)	(377,371)	(324,610)
Net transfers from/(to) other subaccounts or fixed rate option	(67,215)	(74,594)	(132,712)
Miscellaneous transactions	3,643	(143)	(359)
Administrative and other charges	(165,279)	(179,133)	(183,155)
Net Contributions (Withdrawals) by Contract Owners	(290,338)	(284,247)	(374,892)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	202,296	177,039	198,409
Policy loans	(54,789)	(74,651)	(77,237)
Policy loan repayments and interest	115,177	216,440	102,532
Surrenders, withdrawals and death benefits	(277,284)	(333,384)	(250,123)
Net transfers from/(to) other subaccounts or fixed rate option	(56,157)	(32,272)	(85,925)
Miscellaneous transactions	2,372	(161)	(253)
Administrative and other charges	(138,896)	(148,456)	(151,478)
Net Contributions (Withdrawals) by Contract Owners	(207,281)	(195,445)	(264,075)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	24,424	27,081	28,735
Policy loans	(5,221)	(6,966)	(9,334)
Policy loan repayments and interest	5,394	8,051	22,839
Surrenders, withdrawals and death benefits	(71,484)	(28,366)	(74,487)
Net transfers from/(to) other subaccounts or fixed rate option	(4,703)	(42,322)	(46,787)
Miscellaneous transactions	1,273	(27)	(106)
Administrative and other charges	(25,932)	(29,926)	(30,941)
Net Contributions (Withdrawals) by Contract Owners	(76,249)	(72,475)	(110,081)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	0	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	0	0	0
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	(15,621)	0
Net transfers from/(to) other subaccounts or fixed rate option	(6,355)	0	0
Miscellaneous transactions	(2)	45	0
Administrative and other charges	(451)	(751)	(736)
Net Contributions (Withdrawals) by Contract Owners	$ (6,808)	$ (16,327)	$ (736)